Contingent consideration liabilities - Summary of Fair Value Contingent Consideration (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	£ 5,479	£ 6,286	£ 6,172
Remeasurement through income statement	1,275	83	1,251
Cash payments: operating cash flows	(765)	(780)	(984)
Cash payments: investing activities	(120)	(113)	(153)
Other movements		3
Ending balance	5,869	5,479	6,286
Shionogi ViiV healthcare joint venture [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	5,103	5,937	5,542
Remeasurement through income statement	1,114	31	1,188
Cash payments: operating cash flows	(751)	(767)	(703)
Cash payments: investing activities	(107)	(98)	(90)
Ending balance	5,359	5,103	5,937
Novartis [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	339	296	584
Remeasurement through income statement	161	67	56
Cash payments: operating cash flows	(14)	(13)	(281)
Cash payments: investing activities	(9)	(11)	(63)
Ending balance	477	339	296
Other [member]
Disclosure of contingent liabilities in business combination [line items]
Beginning balance	37	53	46
Remeasurement through income statement		(15)	7
Cash payments: investing activities	(4)	(4)
Other movements		3
Ending balance	£ 33	£ 37	£ 53